Interests in unconsolidated structured entities (Narrative) (Detail) - CHF (SFr)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Unconsolidated Structured Entities [Line Items]
Support provided to consolidated structured entity without having contractual obligation to do so	SFr 0	SFr 0
Information About How Maximum Exposure To Loss From Interests In Structured Entities Is Determined	The Group’s maximum exposure to loss is generally equal to the carrying value of the Group’s interest in the SE, with the exception of guarantees, letters of credit and credit derivatives, for which the contract’s notional amount, adjusted for losses already incurred, represents the maximum loss that the Group is exposed to. In addition, the current fair value of derivative swap instruments with a positive replacement value only, such as total return swaps, is presented as the maximum exposure to loss. Risk exposure for these swap instruments could change over time with market movements.	The Group’s maximum exposure to loss is generally equal to the carrying value of the Group’s interest in the SE, with the exception of guarantees, letters of credit and credit derivatives, for which the contract’s notional amount, adjusted for losses already incurred, represents the maximum loss that the Group is exposed to. In addition, the current fair value of derivative swap instruments with a positive replacement value only, such as total return swaps, is presented as the maximum exposure to loss. Risk exposure for these swap instruments could change over time with market movements.
Description of intentions to provide support to consolidated structured entity	In 2017 and 2016, the Group did not provide support, financial or otherwise, to an unconsolidated SE when not contractually obligated to do so, nor has the Group an intention to do so in the future.	In 2017 and 2016, the Group did not provide support, financial or otherwise, to an unconsolidated SE when not contractually obligated to do so, nor has the Group an intention to do so in the future.
Description of types of income from structured entities	In 2017 and 2016, income and expenses from interests in unconsolidated SEs primarily resulted from mark-to-market movements recognized in net trading income, which have generally been hedged with other financial instruments, as well as fee and commission income received from UBS-sponsored funds.	In 2017 and 2016, income and expenses from interests in unconsolidated SEs primarily resulted from mark-to-market movements recognized in net trading income, which have generally been hedged with other financial instruments, as well as fee and commission income received from UBS-sponsored funds.
Securitization vehicles
Disclosure Of Unconsolidated Structured Entities [Line Items]
Disclosure of information about interests in structured entity [text block]

Interests in securitization vehicles

As of 31 December 2017 and 31 December 2016, the Group held interests, both retained and acquired, in various securitization vehicles, a majority of which are held within Corporate Center – Non-core and Legacy Portfolio. The Investment Bank also retained interests in securitization vehicles related to financing, underwriting, secondary market and derivative trading activities. In some cases the Group may be required to absorb losses from an unconsolidated SE before other parties because the Group’s interest is subordinated to others in the ownership structure.

An overview of the Group’s interests in unconsolidated securitization vehicles and the relative ranking and external credit rating of those interests is presented in the table on the following pages. The numbers outlined in this table differ from the securitization positions presented in the 31 December 2017 Pillar 3 report – Group and significant regulated subsidiaries and sub-groups under “Pillar 3 disclosures” at HYPERLINK "http://www.ubs.com/investors" www.ubs.com/investors, primarily due to: (i) exclusion from the table on the following page of synthetic securitizations transacted with entities that are not SEs and transactions in which the Group did not have an interest because it did not absorb any risk, (ii) a different measurement basis in certain cases (e.g., IFRS carrying value within the table above compared with net exposure amount at default for Basel III Pillar 3 disclosures) and (iii) different classification of vehicles viewed as sponsored by the Group versus sponsored by third parties.

  Refer to Note 1a item 1 for more information on Group’s accounting policies regarding consolidation and sponsorship of securitization vehicles and other structured entities
  Refer to the 31 December 2017 Pillar 3 report – Group and significant regulated subsidiaries and sub-groups under “Pillar 3 disclosures” at www.ubs.com/investors for more information

Interests in securitization vehicles

As of 31 December 2017 and 31 December 2016, the Group held interests, both retained and acquired, in various securitization vehicles, a majority of which are held within Corporate Center – Non-core and Legacy Portfolio. The Investment Bank also retained interests in securitization vehicles related to financing, underwriting, secondary market and derivative trading activities. In some cases the Group may be required to absorb losses from an unconsolidated SE before other parties because the Group’s interest is subordinated to others in the ownership structure.

An overview of the Group’s interests in unconsolidated securitization vehicles and the relative ranking and external credit rating of those interests is presented in the table on the following pages. The numbers outlined in this table differ from the securitization positions presented in the 31 December 2017 Pillar 3 report – Group and significant regulated subsidiaries and sub-groups under “Pillar 3 disclosures” at HYPERLINK "http://www.ubs.com/investors" www.ubs.com/investors, primarily due to: (i) exclusion from the table on the following page of synthetic securitizations transacted with entities that are not SEs and transactions in which the Group did not have an interest because it did not absorb any risk, (ii) a different measurement basis in certain cases (e.g., IFRS carrying value within the table above compared with net exposure amount at default for Basel III Pillar 3 disclosures) and (iii) different classification of vehicles viewed as sponsored by the Group versus sponsored by third parties.

  Refer to Note 1a item 1 for more information on Group’s accounting policies regarding consolidation and sponsorship of securitization vehicles and other structured entities
  Refer to the 31 December 2017 Pillar 3 report – Group and significant regulated subsidiaries and sub-groups under “Pillar 3 disclosures” at www.ubs.com/investors for more information

Client vehicles
Disclosure Of Unconsolidated Structured Entities [Line Items]
Disclosure of information about interests in structured entity [text block]

Interests in client vehicles

As of 31 December 2017 and 31 December 2016, the Group retained interests in client vehicles sponsored by UBS and third parties that relate to financing and derivative activities, and to hedge structured product offerings. Included within these investments are securities guaranteed by US government agencies.

Interests in client vehicles

As of 31 December 2017 and 31 December 2016, the Group retained interests in client vehicles sponsored by UBS and third parties that relate to financing and derivative activities, and to hedge structured product offerings. Included within these investments are securities guaranteed by US government agencies.

Investment fund units
Disclosure Of Unconsolidated Structured Entities [Line Items]
Disclosure of information about interests in structured entity [text block]

Interests in investment funds

The Group holds interests in a number of investment funds, primarily resulting from seed investments or to hedge structured product offerings. In addition to the interests disclosed in the table on the previous page, the Group manages the assets of various pooled investment funds and receives fees that are based, in whole or part, on the net asset value of the fund and / or the performance of the fund. The specific fee structure is determined on the basis of various market factors and considers the nature of the fund, the jurisdiction of incorporation as well as fee schedules negotiated with clients. These fee contracts represent an interest in the fund as they align the Group’s exposure with investors, providing a variable return that is based on the performance of the entity. Depending on the structure of the fund, these fees may be collected directly from the fund assets and / or from the investors. Any amounts due are collected on a regular basis and are generally backed by the assets of the fund. The Group did not have any material exposure to loss from these interests as of 31 December 2017 or as of 31 December 2016.

Interests in investment funds

The Group holds interests in a number of investment funds, primarily resulting from seed investments or to hedge structured product offerings. In addition to the interests disclosed in the table on the previous page, the Group manages the assets of various pooled investment funds and receives fees that are based, in whole or part, on the net asset value of the fund and / or the performance of the fund. The specific fee structure is determined on the basis of various market factors and considers the nature of the fund, the jurisdiction of incorporation as well as fee schedules negotiated with clients. These fee contracts represent an interest in the fund as they align the Group’s exposure with investors, providing a variable return that is based on the performance of the entity. Depending on the structure of the fund, these fees may be collected directly from the fund assets and / or from the investors. Any amounts due are collected on a regular basis and are generally backed by the assets of the fund. The Group did not have any material exposure to loss from these interests as of 31 December 2017 or as of 31 December 2016.

Investment fund units | Sponsored [Member]
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total closing net asset value	SFr 15,000,000,000	SFr 14,000,000,000
Securitization and client vehicles | Sponsored [Member]
Disclosure Of Unconsolidated Structured Entities [Line Items]
Assets transferred to structured entities by UBS and third parties	17,000,000,000	13,000,000,000
UBS AG
Disclosure Of Unconsolidated Structured Entities [Line Items]
Support provided to consolidated structured entity without having contractual obligation to do so	SFr 0	SFr 0
Information About How Maximum Exposure To Loss From Interests In Structured Entities Is Determined	UBS AG’s maximum exposure to loss is generally equal to the carrying value of UBS AG’s interest in the SE, with the exception of guarantees, letters of credit and credit derivatives, for which the contract’s notional amount, adjusted for losses already incurred, represents the maximum loss that UBS AG is exposed to. In addition, the current fair value of derivative swap instruments with a positive replacement value only, such as total return swaps, is presented as the maximum exposure to loss. Risk exposure for these swap instruments could change over time with market movements.	UBS AG’s maximum exposure to loss is generally equal to the carrying value of UBS AG’s interest in the SE, with the exception of guarantees, letters of credit and credit derivatives, for which the contract’s notional amount, adjusted for losses already incurred, represents the maximum loss that UBS AG is exposed to. In addition, the current fair value of derivative swap instruments with a positive replacement value only, such as total return swaps, is presented as the maximum exposure to loss. Risk exposure for these swap instruments could change over time with market movements.
Description of intentions to provide support to consolidated structured entity	In 2017 and 2016, UBS AG did not provide support, financial or otherwise, to an unconsolidated SE when not contractually obligated to do so, nor has UBS AG an intention to do so in the future.	In 2017 and 2016, UBS AG did not provide support, financial or otherwise, to an unconsolidated SE when not contractually obligated to do so, nor has UBS AG an intention to do so in the future.
Description of types of income from structured entities	In 2017 and 2016, income and expenses from interests in unconsolidated SEs primarily resulted from mark-to-market movements recognized in net trading income, which have generally been hedged with other financial instruments, as well as fee and commission income received from UBS-sponsored funds.	In 2017 and 2016, income and expenses from interests in unconsolidated SEs primarily resulted from mark-to-market movements recognized in net trading income, which have generally been hedged with other financial instruments, as well as fee and commission income received from UBS-sponsored funds.
UBS AG | Securitization vehicles
Disclosure Of Unconsolidated Structured Entities [Line Items]
Disclosure of information about interests in structured entity [text block]

Interests in securitization vehicles

As of 31 December 2017 and 31 December 2016, UBS AG held interests, both retained and acquired, in various securitization vehicles, a majority of which are held within Corporate Center – Non-core and Legacy Portfolio. The Investment Bank also retained interests in securitization vehicles related to financing, underwriting, secondary market and derivative trading activities. In some cases UBS AG may be required to absorb losses from an unconsolidated SE before other parties because UBS AG’s interest is subordinated to others in the ownership structure. An overview of UBS AG’s interests in unconsolidated securitization vehicles and the relative ranking and external credit rating of those interests is presented in the table on the following pages.

  Refer to Note 1a item 1 for more information on UBS AG’s accounting policies regarding consolidation and sponsorship of securitization vehicles and other structured entities

Interests in securitization vehicles

As of 31 December 2017 and 31 December 2016, UBS AG held interests, both retained and acquired, in various securitization vehicles, a majority of which are held within Corporate Center – Non-core and Legacy Portfolio. The Investment Bank also retained interests in securitization vehicles related to financing, underwriting, secondary market and derivative trading activities. In some cases UBS AG may be required to absorb losses from an unconsolidated SE before other parties because UBS AG’s interest is subordinated to others in the ownership structure. An overview of UBS AG’s interests in unconsolidated securitization vehicles and the relative ranking and external credit rating of those interests is presented in the table on the following pages.

  Refer to Note 1a item 1 for more information on UBS AG’s accounting policies regarding consolidation and sponsorship of securitization vehicles and other structured entities

UBS AG | Client vehicles
Disclosure Of Unconsolidated Structured Entities [Line Items]
Disclosure of information about interests in structured entity [text block]

Interests in client vehicles

As of 31 December 2017 and 31 December 2016, UBS AG retained interests in client vehicles sponsored by UBS and third parties that relate to financing and derivative activities, and to hedge structured product offerings. Included within these investments are securities guaranteed by US government agencies.

Interests in client vehicles

As of 31 December 2017 and 31 December 2016, UBS AG retained interests in client vehicles sponsored by UBS and third parties that relate to financing and derivative activities, and to hedge structured product offerings. Included within these investments are securities guaranteed by US government agencies.

UBS AG | Investment fund units
Disclosure Of Unconsolidated Structured Entities [Line Items]
Disclosure of information about interests in structured entity [text block]

Interests in investment funds

UBS AG holds interests in a number of investment funds, primarily resulting from seed investments or to hedge structured product offerings. In addition to the interests disclosed in the table on the previous page, UBS AG manages the assets of various pooled investment funds and receives fees that are based, in whole or part, on the net asset value of the fund and / or the performance of the fund. The specific fee structure is determined on the basis of various market factors and considers the nature of the fund, the jurisdiction of incorporation as well as fee schedules negotiated with clients. These fee contracts represent an interest in the fund as they align UBS AG’s exposure with investors, providing a variable return that is based on the performance of the entity. Depending on the structure of the fund, these fees may be collected directly from the fund assets and / or from the investors. Any amounts due are collected on a regular basis and are generally backed by the assets of the fund. UBS AG did not have any material exposure to loss from these interests as of 31 December 2017 or as of 31 December 2016.

Interests in investment funds

UBS AG holds interests in a number of investment funds, primarily resulting from seed investments or to hedge structured product offerings. In addition to the interests disclosed in the table on the previous page, UBS AG manages the assets of various pooled investment funds and receives fees that are based, in whole or part, on the net asset value of the fund and / or the performance of the fund. The specific fee structure is determined on the basis of various market factors and considers the nature of the fund, the jurisdiction of incorporation as well as fee schedules negotiated with clients. These fee contracts represent an interest in the fund as they align UBS AG’s exposure with investors, providing a variable return that is based on the performance of the entity. Depending on the structure of the fund, these fees may be collected directly from the fund assets and / or from the investors. Any amounts due are collected on a regular basis and are generally backed by the assets of the fund. UBS AG did not have any material exposure to loss from these interests as of 31 December 2017 or as of 31 December 2016.

UBS AG | Investment fund units | Sponsored [Member]
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total closing net asset value	SFr 15,000,000,000	SFr 14,000,000,000
UBS AG | Securitization and client vehicles | Sponsored [Member]
Disclosure Of Unconsolidated Structured Entities [Line Items]
Assets transferred to structured entities by UBS and third parties	SFr 17,000,000,000	SFr 13,000,000,000